Accounting Standards and Basis of Preparation - Summary of Subsidiaries Included in Consolidation Process (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banco Supervielle S.A. [member]
Disclosure of significant accounting policies [line items]
Direct and indirect interest	99.87%	99.86%	98.21%